UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

December 31, 2013

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

1-877-329-4246

Day Hagan Tactical Allocation Fund of ETFs
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund’s performance figures* for the six months ended December 31, 2013, as compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	Since Inception***
Day Hagan Tactical Allocation Fund Class A	10.51%	15.22%	6.01%	7.10%
Day Hagan Tactical Allocation Fund Class A with load	4.13%	8.60%	3.94%	5.59%
Day Hagan Tactical Allocation Fund Class C	10.24%	14.39%	5.25%	6.30%
Russell 3000 Total Return Index**	17.09%	33.55%	16.24%	18.03%
Day Hagan Tactical Allocation Blended Index ****	8.71%	11.84%	6.52%	7.45%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.19% for Class A shares and 2.94% for Class C shares per the November 1, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

***	Inception date is October 30, 2009.

****	The Day Hagan Tactical Allocation Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

Holdings by Major Index Classification	% of Net Assets
Equity Funds	70.0%
Debt Funds	10.8%
Other / Cash & Cash Equivalents	19.2%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Day Hagan Tactical Allocation Fund of ETFs
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value

	EXCHANGE-TRADED FUNDS - 80.8%
	DEBT FUND - 10.8%
14,765	iShares iBoxx $ Investment Grade Corporate Bond ETF †	$1,686,311
100,000	SPDR Barclays 1-3 Month T-Bill *	4,577,000
		6,263,311
	EQUITY FUNDS - 70.0%
77,863	iShares Russell 1000 Growth Index Fund	6,692,324
67,943	iShares Russell 1000 Value Index Fund †	6,397,513
37,288	iShares Russell 2000 Growth Index Fund †	5,052,897
47,726	iShares Russell 2000 Value Index Fund †	4,748,737
45,765	iShares Russell Mid-Cap Growth ETF	3,861,651
31,320	iShares Russell Mid-Cap Value ETF	2,058,037
29,450	Powershares QQQ Trust Series I	2,590,422
70,800	Vanguard FTSE Emerging Markets ETF	2,912,712
57,581	Vanguard FTSE Europe ETF	3,385,763
46,620	Vanguard FTSE Pacific ETF	2,857,806
		40,557,862

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,516,581)	46,821,173

	SHORT-TERM INVESTMENTS - 39.9%
23,136,579	Fidelity Institutional Treasury Only Money Market Fund Class I, 0.00%**
	(Cost $23,136,579) (a)	23,136,579

	TOTAL INVESTMENTS - 120.7% (Cost $66,653,160) (b)	$69,957,752
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.7)%	(12,011,182)
	TOTAL NET ASSETS - 100.0%	$57,946,570

*	Non-income producing security

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.

†	Security, or a portion of the security, is out on loan at December 31, 2013. Total loaned securities had a value of $11,781,784 at December 31, 2013.

(a)	A portion of this security was purchased with cash received as collateral for securities on loan at December 31, 2013. Total collateral had a value of $12,014,270 at December 31, 2013.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $66,653,160 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,370,128
Unrealized Depreciation:	(65,536)
Net Unrealized Appreciation:	$3,304,592

See accompanying notes to financial statements.

2

Day Hagan Tactical Allocation Fund of ETFs
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2013

ASSETS
Investment securities:
At cost	$66,653,160
At value	$69,957,752
Receivable for Fund shares sold	166,677
Dividends and interest receivable	5,134
Receivable for securities on loan	969
Prepaid expenses and other assets	28,568
TOTAL ASSETS	70,159,100

LIABILITIES
Securities lending collateral	12,014,270
Distribution (12b-1) fees payable	135,977
Investment advisory fees payable	46,803
Fees payable to other affiliates	8,994
Payable for Fund shares repurchased	6,486
TOTAL LIABILITIES	12,212,530
NET ASSETS	$57,946,570

Composition of Net Assets:
Paid in capital	$54,675,307
Accumulated net investment loss	(86,677)
Accumulated net realized gain from investment transactions	53,348
Net unrealized appreciation on investments	3,304,592
NET ASSETS	$57,946,570

Net Asset Value Per Share:
Class A Shares:
Net Assets	$52,876,157
Shares of beneficial interest outstanding (a)	4,511,753
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$11.72
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$12.44

Class C Shares:
Net Assets	$5,070,413
Shares of beneficial interest outstanding (a)	445,655

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.38

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

3

Day Hagan Tactical Allocation Fund of ETFs
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2013

INVESTMENT INCOME
Dividends	$354,115
Interest	353
Securities lending income - net	6,605
TOTAL INVESTMENT INCOME	361,073

EXPENSES
Investment advisory fees	186,726
Distribution (12b-1) fees:
Class A	44,448
Class C	8,936
Administration fees and expenses	24,274
Supervisory Fees	21,039
Registration fees	9,667
Professional fees	8,911
Compliance officer fees	6,688
Transfer agent fees	2,800
Custodian fees	2,030
Printing and postage expenses	1,834
Trustees fees and expenses	1,614
Insurance expense	683
Networking fees	243
Other expenses	1,336
TOTAL EXPENSES	321,229

Less: Fees waived by the Advisor	(13,812)
NET EXPENSES	307,417

NET INVESTMENT INCOME	53,656

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	53,602
Net change in unrealized appreciation on investments	3,233,409

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,287,011

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,340,667

See accompanying notes to financial statements.

4

Day Hagan Tactical Allocation Fund of ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	For Six Months
	Ended	For the
	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013
FROM OPERATIONS
Net investment income (loss)	$53,656	$(35,010)
Net realized gain from investments	53,602	928,381
Net change in unrealized appreciation on investments	3,233,409	412,608
Net increase in net assets resulting from operations	3,340,667	1,305,979

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(610,509)	(28,570)
Class C	(56,184)	(317)
From net investment income:
Class A	(131,954)	—
Class C	(8,379)	—
Total distributions to shareholders	(807,026)	(1,475,004)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	34,813,984	1,956,709
Class C	4,852,215	19,300
Net asset value of shares issued in reinvestment of distributions:
Class A	714,774	27,648
Class C	62,993	317
Payments for shares redeemed:
Class A	(1,444,662)	(3,344,985)
Class C	(128,322)	(28,648)
Net increase (decrease) in net assets from shares of beneficial interest	38,870,982	(1,369,659)

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,404,623	(1,127,592)

NET ASSETS
Beginning of Period	16,541,947	16,634,514
End of Period *	$57,946,570	$16,541,947
* Includes accumulated net investment loss of:	$(86,677)	$—

SHARE ACTIVITY
Class A:
Shares Sold	3,055,104	188,822
Shares Reinvested	61,839	2,677
Shares Redeemed	(126,668)	(325,924)
Net increase (decrease) in shares of beneficial interest outstanding	2,990,275	(134,425)

Class C:
Shares Sold	434,676	1,790
Shares Reinvested	5,614	31
Shares Redeemed	(11,532)	(2,758)
Net increase (decrease) in shares of beneficial interest outstanding	428,758	(937)

See accompanying notes to financial statements.

5

Day Hagan Tactical Allocation Fund of ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year	Year	Year	Period
	December 31, 2013		Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010	(1)
Net asset value, beginning of period	$10.76		$9.94	$11.23	$9.89	$10.00

Activity from investment operations:
Net investment income (loss)	0.02	(8)	(0.02) (8)	(0.01) (8)	0.02	—	(2)
Net realized and unrealized gain (loss) from investments	1.11		0.86	(0.33)	1.46	(0.09)
Total from investment operations	1.13		0.84	(0.34)	1.48	(0.09)

Less distributions from:
Net investment income	(0.03)		—	(0.01)	— (2)	(0.03)
Net realized gains	(0.14)		(0.02)	(0.94)	(0.14)	—
Total distributions	(0.17)		(0.02)	(0.95)	(0.14)	(0.03)

Paid-in-Capital From Redemption Fees	—		—	—	— (2)	0.01

Net asset value, end of period	$11.72		$10.76	$9.94	$11.23	$9.89

Total return (3)	10.51	% (6)	8.44%	(2.62)%	15.00%	(0.80	)% (6)

Net assets, at end of period (000s)	$52,876		$16,365	$16,461	$17,541	$12,735

Ratio of gross expenses to average net assets (4)(7)	1.67	% (5)	1.97%	2.00%	2.03%	2.36	% (5)
Ratio of net expenses to average net assets (7)	1.60	% (5)	1.60%	1.60%	1.60%	1.60	% (5)
Ratio of net investment income (loss) to average net assets (7)(9)	0.30	% (5)	(0.20)%	(0.06)%	0.19%	(0.14	)% (5)

Portfolio Turnover Rate	41	% (6)	533%	297%	232%	148	% (6)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class A shares commenced operations on October 30, 2009.

(2)	Amount represents less than $0.01 per share.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Per share amounts calculated using the average shares method.

(9)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

6

Day Hagan Tactical Allocation Fund of ETFs

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Year		Year		Year	Period
	December 31, 2013		Ended		Ended		Ended	Ended
	(Unaudited)		June 30, 2013		June 30, 2012		June 30, 2011	June 30, 2010	(1)
Net asset value, beginning of period	$10.47		$9.75		$11.11		$9.85	$10.00

Activity from investment operations:
Net investment loss	(0.00	) (8)	(0.10	) (8)	(0.08	) (8)	(0.05)	(0.01)
Net realized and unrealized gain (loss) from investments	1.07		0.84		(0.34)		1.45	(0.12)
Total from investment operations	1.07		0.74		(0.42)		1.40	(0.13)

Less distributions from:
Net investment income	(0.02)		—		(0.02)		— (2)	(0.02)
Net realized gains	(0.14)		(0.02)		(0.94)		(0.14)	—
Total distributions	(0.16)		(0.02)		(0.96)		(0.14)	(0.02)

Net asset value, end of period	$11.38		$10.47		$9.73		$11.11	$9.85

Total return (3)	10.24	% (6)	7.58%		(3.46)%		14.20%	(1.33	)% (6)

Net assets, at end of period (000s)	$5,070		$177		$174		$222	$157

Ratio of gross expenses to average net assets (4)(7)	2.42	% (5)	2.72%		2.75%		2.78%	3.11	% (5)

Ratio of net expenses to average net assets (7)	2.35	% (5)	2.35%		2.35%		2.35%	2.35	% (5)

Ratio of net investment loss to average net assets (7)(9)	(0.01	)% (5)	(0.95)%		(0.82)%		(0.50)%	(0.89	)% (5)

Portfolio Turnover Rate	41	% (6)	533%		297%		232%	148	% (6)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class C shares commenced operations on October 30, 2009.

(2)	Amount represents less than $0.01 per share.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Per share amounts calculated using the average shares method.

(9)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

7

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-seven series. These financial statements include the following series: Day Hagan Tactical Allocation Fund of ETFs (the “Fund”). The Fund is registered as diversified. The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

The Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)          Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

8

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2013:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$46,821,173	$—	$46,821,173
Short-Term Investments	23,136,579	—	23,136,579
Total	$69,957,752	$—	$69,957,752

(a)	As of and during the six-months ended December 31, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of any Level during the current period presented. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

(b)	All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds (ETFs) by major index classification, please refer to the Schedule of Investments.

b)          Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2013, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2013, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (years ended June 30, 2010, June 30, 2011, June 30, 2012 and June 30, 2013) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax returns are presently in progress.

c)          Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)          Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)          Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)          Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

9

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)         Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)          Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended June 30, 2013, there were no redemption fees paid to the Fund and there were no CDSC fees paid to the Manager.

i)          Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. At December 31, 2013 there were $11,781,784 securities on loan.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$40,837,195	$12,317,357

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Fund pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2013, management fees of $186,726 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of the Fund’s average daily net assets through October 31, 2014. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

10

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

For the six months ended December 31, 2013, the Manager waived management fees of $13,812. As of June 30, 2013, the Manager may recapture $67,901 of waived management fees no later than June 30, 2014, $67,401 no later than June 30, 2015 and $61,590 no later than June 30, 2016.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $150 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2013, the Fund incurred $21,039 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. Effective May 1, 2013, the Chairman of the Trust’s Audit Committee receives a $400 annual fee per Fund. Prior to this date the Chairman of the Trust’s Audit Committee received a quarterly fee of $750 for all Funds in the Trust. The fees paid to the Trustees are paid in Fund shares. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the six months ended December 31, 2013, the Distributor received $19,017 in underwriter commissions from the sale of shares of the Fund.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2013	June 30, 2012
Ordinary Income	$1,064	$1,426,205
Long-Term Capital Gain	27,823	48,799
	$28,887	$1,475,004

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October and		Unrealized	Total
Ordinary	Long-Term	Late Year	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$666,439	$—	$—	$—	$71,183	$737,622
11

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Permanent book and tax differences primarily attributable to net operating losses and grantor trust adjustments, resulted in reclassification for the Fund for the year ended June 30, 2013 as follows: a decrease in accumulated net investment loss of $42,463 and a decrease in accumulated net realized gains from security transactions of $42,463.

(5)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12

Renewal of Management Agreement with Day Hagan Asset Management

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Day Hagan Tactical Allocation Fund of ETFs (the “Day Hagan Fund” or the “Fund”), and Day Hagan Asset Management (“Day Hagan” or the “Adviser”) at a meeting of the Board of Trustees held on August 28, 2013.

In connection with their deliberations, the Trustees reviewed Day Hagan’s responses to a series of questions regarding, among other things, the investment performance of the Fund for the one-year, three-year and since inception periods ended June 30, 2013, Day Hagan’s services to the Fund, comparative fee and expense information, and Day Hagan’s profitability from managing the Fund (“Day Hagan 15(c) Response”). The Trustees noted that Day Hagan is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund.

As to the nature, extent and quality of the services provided by Day Hagan to the Fund, the Trustees reviewed the Day Hagan 15(c) Response and discussed the adviser’s overall operations. They also discussed Day Hagan’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Day Hagan

The Trustees considered the investment experience of Messrs. Day and Hagan, the Fund’s portfolio managers, as well as the quality of the administration related services provided by Day Hagan. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Fund under the Management Agreement. The Trust’s Chief Compliance Officer then expressed her concern that the Fund had remained in a defensive position for an extended period of time, generating compliance warnings in Gemini’s Compliance system. She also restated her concerns to the Board with respect to the SEC Examination.

As to the Fund’s performance, the Board referred to the Day Hagan 15(c) Response that included the Fund’s Class A shares returns for the one-year, three-year and since inception periods ended June 30, 2013, as well as comparative data to a peer group, the Morningstar World Allocation category and a blended benchmark. The Board discussed the Fund’s underperformance as compared to its peer group and Morningstar World Allocation category for the three-year and since inception periods. The Trustees discussed the Fund’s underperformance and noted that the adviser attributed the underperformance to the Fund’s defensive, lower volatility portfolio. The Trustees discussed that fact that, at the time of the last renewal of the Management Agreement, the Board expressed concern regarding the Fund’s performance, and a follow up discussion regarding Day Hagan occurred at the February 27, 2013 Board meeting. They noted that the Fund’s performance had improved and the Fund had outperformed the peer group and category for the one-year period. After discussion, the Board concluded that the Fund’s performance was acceptable.

As to the costs of the services provided and the profits realized by Day Hagan, the Trustees reviewed Day Hagan’s analysis of its profitability and its financial condition. The Board noted that Day Hagan’s profitability from servicing the Fund since inception, as reported by the adviser, was negative, but agreed that the firm has the potential to improve these results in the future. Based on this analysis, the Trustees concluded that they were satisfied that Day Hagan’s costs of services and level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the net expense ratio of the Fund. The Trustees compared the Fund’s advisory fee and net expense ratio as listed in the prospectus with those of the funds in the peer group and in the Morningstar World Allocation category. The Trustees noted that while the Fund’s advisory fee and net expense ratio were above the averages of its peer group and Morningstar category, the advisory fee and expense ratio were within the high/low range in fees and expenses of the peer group and Morningstar category. After further discussion, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the services the Fund receives from Day Hagan.

As to economies of scale, the Trustees noted that the Fund’s Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees noted that in the Day Hagan 15(c) Response the Adviser indicated a willingness to adjust its fee once reaching an appropriate asset level.

13

Renewal of Management Agreement with Day Hagan Asset Management - Continued

The Trustees agreed that breakpoints may be an appropriate way for Day Hagan to share its economies of scale with the Fund, however, the Trustees recognized that the Fund had not yet reached asset levels where Day Hagan could realize any meaningful economies of scale and thus a definitive commitment regarding breakpoints was premature. Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Day Hagan is in the best interests of the Fund and its shareholders.

14

Day Hagan Tactical Allocation Fund of ETFs

EXPENSE EXAMPLES (Unaudited)

December 31, 2013

As a shareholder of the Day Hagan Tactical Allocation Fund of ETFs, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Day Hagan Tactical Allocation Fund of ETFs and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund of ETFs’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 – 12/31/13	Expense Ratio During Period** 7/1/13 – 12/31/13
Class A	$1,000.00	$1,105.10	$8.49	1.60%
Class C	1,000.00	1,102.40	12.45	2.35

Hypothetical (5% return before expenses)	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 – 12/31/13	Expense Ratio During Period** 7/1/13 – 12/31/13
Class A	$1,000.00	$1,017.14	$8.13	1.60%
Class C	1,000.00	1,013.36	11.93	2.35

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.
15

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

MANAGER

Donald L. Hagan, LLC

also known as

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 6, 2014